Quarterly Holdings Report
for
Fidelity® Maryland Municipal Income Fund
May 31, 2022
SMD-NPRT3-0722
1.802198.118
Municipal Bonds - 99.4%
	Principal Amount (a)	Value ($)
District Of Columbia - 1.2%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	2,000,000	2,222,651
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (b)	180,000	187,498
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	120,000	126,809
TOTAL GUAM		314,307
Maryland - 97.6%
Anne Arundel County Gen. Oblig.:
Series 2015:
5% 4/1/33	5,895,000	6,292,527
5% 4/1/33	2,585,000	2,759,318
Series 2018, 5% 10/1/35	6,400,000	7,160,688
Series 2019, 5% 10/1/48	550,000	626,314
Baltimore Convention Ctr. Hotel Rev. Series 2017, 5% 9/1/32	1,500,000	1,507,664
Baltimore County Gen. Oblig.:
Series 2019, 4% 11/1/33	1,805,000	1,953,647
Series 2020:
4% 1/1/32	700,000	743,502
4% 1/1/33	1,200,000	1,266,002
4% 1/1/35	1,230,000	1,292,092
4% 1/1/37	1,500,000	1,569,079
4% 1/1/45	1,750,000	1,807,216
4% 3/1/48	2,060,000	2,119,998
4% 1/1/50	2,400,000	2,464,530
Baltimore Gen. Oblig.:
(East Baltimore Research Park Proj.) Series 2017 A, 5% 9/1/38	1,650,000	1,699,724
Series 2015:
5% 6/15/23	350,000	361,511
5% 6/15/24	500,000	525,960
Series 2017 A:
5% 10/15/34	2,000,000	2,222,205
5% 10/15/36	1,000,000	1,109,166
5% 10/15/37	1,005,000	1,114,069
Baltimore Proj. Rev.:
(Wastewtr. Projs.) Series 2014 C:
5% 7/1/27	2,325,000	2,474,653
5% 7/1/34	1,285,000	1,351,500
(Wtr. Projs.):
Series 1994 A, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	60,147
Series 2014 A:
5% 7/1/28	2,825,000	2,998,850
5% 7/1/33	3,000,000	3,161,342
Series 2020 A, 5% 7/1/50	2,490,000	2,799,057
Series 2017 D, 5% 7/1/31	5,260,000	5,788,060
City of Westminster Series 2016, 5% 11/1/31	1,000,000	1,065,516
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	645,000	660,918
Series 2019 C:
5% 9/1/29	550,000	629,357
5% 3/1/30	700,000	797,120
5% 3/1/31	1,150,000	1,300,677
Series 2021 B, 3% 9/1/51	1,000,000	989,909
Maryland Dept. of Trans.:
Series 2020, 5% 10/1/33	1,520,000	1,791,474
Series 2021 B:
4% 8/1/51 (b)	2,005,000	1,986,539
5% 8/1/46 (b)	2,000,000	2,195,401
Series 2022 B:
5% 12/1/28 (c)	2,500,000	2,829,364
5% 12/1/29 (c)	2,375,000	2,723,626
Maryland Econ. Dev. Auth. Rev.:
(Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/29	1,850,000	2,027,964
(Term. Proj.) Series 2019 A:
5% 6/1/44 (b)	500,000	527,539
5% 6/1/49 (b)	1,000,000	1,049,412
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2022 B:
5% 6/30/37	2,465,000	2,623,965
5.25% 6/30/55	1,000,000	1,049,709
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/27 (b)	200,000	214,121
5% 7/1/28 (b)	630,000	678,798
5% 7/1/29 (b)	585,000	633,919
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2017:
5% 7/1/26	350,000	362,779
5% 7/1/28	305,000	315,625
5% 7/1/29	185,000	190,507
5% 7/1/30	250,000	256,296
5% 7/1/31	300,000	306,597
5% 7/1/32	325,000	330,965
5% 7/1/36	500,000	505,789
(Univ. of Maryland, Baltimore County Proj.) Series 2016:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	350,000	384,150
5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	700,000	764,950
(Univ. of Maryland, College Park Projs.) Series 2016, 5% 6/1/43 (Assured Guaranty Muni. Corp. Insured)	575,000	615,530
Maryland Gen. Oblig.:
Series 2021 2A, 4% 8/1/36	1,000,000	1,088,636
Series 2022 2D, 4% 8/1/29	2,500,000	2,773,185
Series A:
5% 8/1/32	1,000,000	1,182,408
5% 8/1/34	2,000,000	2,355,024
Maryland Health & Higher Edl.:
Series 2020:
4% 7/1/40	300,000	300,392
4% 7/1/45	750,000	741,641
4% 7/1/50	1,000,000	955,837
Series 2021 A:
4% 6/1/39	475,000	463,643
4% 6/1/40	500,000	486,193
4% 6/1/55	500,000	457,497
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr., MD Proj.) Series 2017 A:
5% 7/1/28	520,000	569,403
5% 7/1/30	850,000	920,995
5% 7/1/31	1,400,000	1,509,962
5% 7/1/32	290,000	310,896
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	65,000	68,296
Series 2012:
5% 7/1/26	1,080,000	1,081,910
5% 7/1/31	2,500,000	2,503,056
Series 2013 A, 5% 8/15/41	3,015,000	3,064,938
Series 2013 B, 5% 8/15/38	2,000,000	2,035,967
Series 2014:
5% 7/1/27 (Pre-Refunded to 7/1/24 @ 100)	3,495,000	3,707,783
5% 10/1/45	2,500,000	2,596,481
Series 2015 A, 5% 5/15/30	1,000,000	1,061,992
Series 2015:
5% 7/1/24	100,000	105,292
5% 7/1/26 (Pre-Refunded to 7/1/24 @ 100)	1,000,000	1,059,830
5% 7/1/27 (Pre-Refunded to 7/1/24 @ 100)	1,000,000	1,059,830
5% 8/15/29	2,000,000	2,100,515
5% 7/1/31	2,200,000	2,308,166
5% 7/1/33	1,325,000	1,379,637
5% 7/1/34	1,200,000	1,248,431
Series 2016 A:
4% 7/1/42	2,175,000	2,172,395
5% 7/1/35	1,500,000	1,577,653
5% 7/1/38	3,215,000	3,373,985
5.5% 1/1/31	1,500,000	1,637,058
Series 2016:
5% 6/1/26	300,000	324,002
5% 6/1/27	255,000	274,156
5% 6/1/28	310,000	331,678
5% 6/1/29	350,000	373,015
5% 7/1/31	500,000	532,048
5% 6/1/33	305,000	321,917
5% 6/1/36	250,000	263,223
Series 2017:
4% 7/1/42	2,845,000	2,854,206
5% 6/1/27	290,000	311,785
5% 6/1/31	425,000	449,819
5% 6/1/33	970,000	1,023,802
5% 6/1/35	600,000	632,119
5% 6/1/42	1,000,000	1,046,812
Series 2019 A, 5% 10/1/49	2,000,000	2,202,145
Series 2020 A:
4% 7/1/22	100,000	100,220
5% 7/1/23	310,000	320,681
5% 7/1/24	355,000	373,415
5% 7/1/34	1,000,000	1,100,835
5% 7/1/35	1,000,000	1,095,687
Series 2020 B:
5% 4/15/34	1,010,000	1,134,989
5% 4/15/35	1,000,000	1,122,161
Maryland Stadium Auth. Built to Learn Rev. Series 2022 A, 4% 6/1/36	1,875,000	1,948,950
Maryland Stadium Auth. Rev. (Pub. Schools Construction and Revitalization Prog.):
Series 2016:
5% 5/1/30	1,715,000	1,854,252
5% 5/1/36	2,000,000	2,147,623
Series 2018 A, 5% 5/1/36	1,580,000	1,751,211
Maryland Trans. Auth. Trans. Facility Projs. Rev.:
Series 2017, 5% 7/1/30	3,000,000	3,354,954
Series 2020:
4% 7/1/50	2,500,000	2,555,189
5% 7/1/33	1,000,000	1,168,051
5% 7/1/36	490,000	567,847
Montgomery County Gen. Oblig.:
(Trinity Health Cr. Group Proj.) Series 2016, 5% 12/1/45	2,545,000	2,672,217
Series A, 4% 11/1/33	3,000,000	3,247,058
Prince Georges County Ctfs. of Prtn.:
Series 2018, 5% 10/1/48	2,100,000	2,281,634
Series 2021:
4% 10/1/39	1,205,000	1,242,076
4% 10/1/40	1,255,000	1,291,370
4% 10/1/41	400,000	410,932
Prince Georges County Gen. Oblig. Series 2020 A, 5% 7/15/34	1,010,000	1,148,504
Washington Metropolitan Area Transit Auth. Series 2021 A, 5% 7/15/46	3,350,000	3,829,037
TOTAL MARYLAND		182,955,884
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
5.625% 7/1/27	55,000	59,989
5.625% 7/1/29	185,000	204,344
5.75% 7/1/31	445,000	503,069
TOTAL PUERTO RICO		767,402
TOTAL MUNICIPAL BONDS (Cost $192,299,907)		186,260,244

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $192,299,907)	186,260,244
NET OTHER ASSETS (LIABILITIES) - 0.6%	1,126,325
NET ASSETS - 100.0%	187,386,569

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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